Accounts Receivable, Net	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Accounts receivable	$8,716,167	$17,230,362	$2,206,672
Less: provision for credit losses	-	(99,775)	(12,778)
Accounts receivable, net	$8,716,167	$17,130,587	$2,193,894

Movement of provision for credit losses is as follows:

	For the years ended June 30,
	2023	2024
	HKD	HKD	US$
Beginning balance	$-	$-	$-
Provision	-	99,775	12,778
Ending balance	$-	$99,775	$12,778

For the years ended June 30, 2024, 2023 and 2022, provision for credit losses were HKD 99,775 (US$12,778), HKDNil and HKDNil, respectively.